Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Foreign Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Oxiteno Mexico S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno servicios corporativos S.A. de C.V.[member]
Disclosure of subsidiaries [line items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno servicios industriales S.A. de C.V.[member]
Disclosure of subsidiaries [line items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno USA LLC [member]
Disclosure of subsidiaries [line items]
Functional currency	U.S. Dollar
Location	United States
Oxiteno Uruguay S.A. [member]
Disclosure of subsidiaries [line items]
Functional currency	U.S. Dollar	[1]
Location	Uruguay	[1]

[1]	The subsidiary Oxiteno Uruguay S.A. (“Oxiteno Uruguay”) determined its functional currency as the U.S. dollar (“US$”), as its inventory sales, purchases of raw material inputs, and financing activities are performed substantially in this currency.